                                            Oppenheimer High Yield Fund
                                      Supplement dated April 21, 2004 to the
                                         Prospectus dated August 22, 2003

         The Prospectus is changed as follows:

1. The  supplement  dated  January 5, 2004 and February 13, 2004 are deleted and replaced by this supplement.

2. The "Shareholder Fees" table and accompanying footnotes on page 9 are deleted and replaced with the following:

Shareholder Fees (charges paid directly from your investment):
--------------------------------------------------- ---------- ----------- ----------- ---------- ----------
                                                    Class A    Class B     Class C     Class N    Class Y
                                                     Shares      Shares      Shares     Shares     Shares
--------------------------------------------------- ---------- ----------- ----------- ---------- ----------
--------------------------------------------------- ---------- ----------- ----------- ---------- ----------
Maximum Sales Charge (Load)                           4.75%       None        None       None       None
on purchases (as % of offering price)
--------------------------------------------------- ---------- ----------- ----------- ---------- ----------
--------------------------------------------------- ---------- ----------- ----------- ---------- ----------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original offering price     None1       5%2         1%3         1%4       None
or redemption proceeds)
--------------------------------------------------- ---------- ----------- ----------- ---------- ----------
--------------------------------------------------- ---------- ----------- ----------- ---------- ----------
Redemption Fee (as a percentage of total              2.00%      2.00%       2.00%       2.00%      2.00%
redemption proceeds)5
--------------------------------------------------- ---------- ----------- ----------- ---------- ----------

1. A contingent deferred sales charge may apply to redemptions of investments of
$1 million or more  ($500,000 for certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.

2. Applies to redemptions in first year after purchase.  The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

3. Applies to shares redeemed within 12 months of purchase.

4.  Applies to shares  redeemed  within 18 months of a  retirement  plan's first purchase of Class N shares.

5. Effective  March 15, 2004, the redemption fee applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund)  within  30 days of  their  purchase.  See "How to Sell  Shares"  for more information on when the redemption fee will apply.

                                                      (continued)

3. The following replaces the paragraph captioned "Portfolio Managers" under the section captioned "How the Fund is Managed" on page 16:

Portfolio Manager. The portfolio manager of the Fund is Dimitrios  Kourkoulakos.
He is the person  principally  responsible for the day-to-day  management of the
Fund's portfolio since June 2002; he shared that  responsibility as co-portfolio manager  from  February 5, 2003 to April 19,  2004.  Prior  becoming a portfolio manager of the Fund,  Mr.  Kourkoulakos  was an analyst with the Manager's  high yield group. He is Vice President of the Fund and of the Manager. He also serves as officer and portfolio manager for other Oppenheimer funds.

4. The third  paragraph of the bullet point entitled  "Investing for the Shorter
Term" under the section  entitled  "WHICH CLASS OF SHARES SHOULD YOU CHOOSE?" on page 20 is deleted in its entirety and replaced with the following:

The Distributor  normally will not accept purchase orders of $250,000 or more of
Class B shares or $1 million or more of Class C shares from a single investor.

5. The  following  is added to the section in "About Your  Account - How to Sell
Shares" on page 27 before the sub-section  entitled  "Certain Requests Require a
Signature Guarantee."

Redemption  Fee.  Effective  March 15, 2004,  the Fund  assesses a 2% fee on the proceeds of Fund shares that are redeemed  (either by selling or  exchanging  to another  Oppenheimer fund) within 30 days of their purchase.  The redemption fee is paid to the Fund, and is intended to offset the trading costs,  market impact and other costs  associated  with  short-term  money movements in and out of the
Fund.  The  redemption  fee is imposed to the extent that Fund  shares  redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund acquired by exchange, the holding period prior to the exchange is not considered in determining whether to apply the redemption fee. If you redeem shares subject to the redemption fee through the checkwriting  feature, the redemption fee will be automatically deducted from your Fund account.

                                                             (continued)

The redemption fee is not imposed on shares:

o held in certain omnibus accounts,  including  retirement plans qualified under
Sections  401(a) or 401(k)  of the  Internal  Revenue  Code,  Section  403(b)(7)
custodial plan accounts, or plans administered as college savings programs under
Section 529 of the Internal Revenue Code,

o  redeemed  under   automatic   withdrawal   plans  or  pursuant  to  automatic
re-balancing in OppenheimerFunds Portfolio Builder accounts,

o redeemed due to death or disability of the shareholder, or

o redeemed from accounts for which the dealer,  broker or financial  institution of record has entered into an agreement with the Distributor for this purpose.

6. The  following  bullet is added at the end of the  section  titled "ARE THERE
LIMITATIONS ON EXCHANGES?" on page 32:

o Effective  March 15, 2004,  the Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. Further details are set forth above.

7.  Effective  with the Fund's  September  dividend  payment,  the dividend will fluctuate with the amount of net investment  income earned by the Fund. The Fund will no longer  attempt to pay dividends on Class A shares at a constant  level.
Therefore,  effective September 1, 2003, the section entitled  "DIVIDENDS" under the caption  "Dividends,  Capital  Gains and Taxes" on page 34 is deleted in its entirety and replaced with the following:

DIVIDENDS.  The Fund intends to declare  dividends  separately for each class of shares from net investment  income on each regular business day and to pay those dividends to  shareholders  monthly on a date selected by the Board of Trustees.
Daily  dividends  will not be declared or paid on  newly-purchased  shares until
Federal  Funds are  available  to the Fund  from the  purchase  payment  for the shares.  Dividends  and  distributions  paid on Class A and Class Y shares  will generally  be higher  than  dividends  for Class B,  Class C and Class N shares, which  normally  have higher  expenses than Class A and Class Y. The Fund has no fixed  dividend  rate and cannot  guarantee  that it will pay any  dividends  or distributions.

April 21, 2004                               PS0280.038

                                       OPPENHEIMER HIGH YIELD FUND
                                  Supplement dated April 21, 2004 to the
                                Statement of Additional Information dated
                                August 22, 2003, revised December 12, 2003

The Statement of Additional Information is changed as follows:

1. The  supplement  dated  December  15, 2003 and February 13, 2004 are replaced with this supplement.

2. The first sentence of the fifth paragraph  under the section  entitled "Board of Trustees and  Oversight  Committees"  on page 32 is deleted and replaced with the following:

"The members of the Review  Committee  are Jon S. Fossel  (Chairman),  Robert G.
Avis, Sam Freedman, Beverly Hamilton and F. William Marshall, Jr."

3. The first and second  paragraphs under the section  "Trustees and Officers of the Fund" on page 32 are deleted and replaced by the following:

Trustees and Officers of the Fund.  Except for Mr. Murphy,  each of the Trustees are  "Independent  Trustees," as defined under the  Investment  Company Act. Mr.
Murphy is an "Interested  Trustee," because he is affiliated with the Manager by virtue of his  positions  as an officer and  director of the  Manager,  and as a shareholder  of its parent  company.  Mr. Murphy was elected as a Trustee of the
Fund  with  the  understanding  that in the  event  he  ceases  to be the  chief executive  officer of the  Manager,  he will resign as a trustee of the Fund and the other Board II Funds (defined below) for which he is a trustee or director.

The Fund's  Trustees  and officers  and their  positions  held with the Fund and length of  service  in such  position(s)  and their  principal  occupations  and business  affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the
Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the Trustees.  All of the Trustees are also trustees  or  directors  of the  following  Oppenheimer  funds  (except  for Ms.
Hamilton and Mr.  Malone,  who are not Trustees of Oppenheimer  Senior  Floating
Rate Fund) (referred to as "Board II Funds"):

4.  Effective  December 15, 2003,  Mr. James C. Swain retired as Chairman of the
Board of  Trustees  of the Fund,  and Mr.  William L.  Armstrong  was elected as
Chairman of the Board. The biography of Mr. James C. Swain on page 34 is deleted and the following is added to Mr. Armstrong's biography:  "Chairman of the Board of Trustees.

5. The biography of Mr. Richard Grabish on page 37 is deleted.

6. The biography of Mr. Arthur P. Steinmetz on page 39 is deleted.

7. The  Compensation  table and the  footnotes on page 40 is deleted and replace with the following:

------------------------------------------------ ------------------------------ ------------------------------------

Trustee Name and Other Fund Position(s) (as       Aggregate Compensation from    Total Compensation from Fund and
applicable)                                                  Fund1                Fund Complex Paid to Trustees*
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
James C. Swain2,6                                           $7,548                           $177,996
Chairman of the Board of Trustees
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
William L. Armstrong7
Chairman of the Board of Trustees and Audit                 $4,064                            $92,076
Committee Member
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Robert G. Avis                                              $4,064                            $92,199
Review Committee Member
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
George C. Bowen                                             $4,064                            $91,124
Audit Committee Member
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Edward L. Cameron                                           $4,588                            $99,743
Audit Committee Chairman
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Jon S. Fossel                                               $4,588                            $94,590
Review Committee Chairman
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Sam Freedman                                                $4,064                            $92,199
Review Committee Member
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Beverly L. Hamilton2                                        $4,0643                          $113,6594
Review Committee Member
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
Robert J. Malone2                                           $4,0643                           $58,326
Audit Committee Member
------------------------------------------------ ------------------------------ ------------------------------------
------------------------------------------------ ------------------------------ ------------------------------------
F. William Marshall                                         $4,064                           $138,1245
Review Committee Member
------------------------------------------------ ------------------------------ ------------------------------------

Effective  July 1,  2002,  C.  Howard  Kast and  Robert M.  Kirchner  retired as
Trustees from the Board II Funds. For the calendar year ended December 31, 2002,
Mr. Kast received $41,451 and Mr. Kirchner  received $38,001 total  compensation from all of the Oppenheimer funds for which they served as Trustee.

1. Aggregate Compensation from Fund includes fees and deferred compensation,  if any, for a Trustee.

2. Includes $4,064 deferred under Deferred Compensation Plan described below.

3. Mrs.  Hamilton and Mr.  Malone were elected as Trustees of the Board II Funds effective June 1, 2002.  Compensation for Mrs.  Hamilton and Mr. Malone was paid by all the Board II Funds,  with the exception of  Oppenheimer  Senior  Floating
Rate  Fund for  which  they  currently  do not  serve as  Trustees  (total of 40
Oppenheimer funds at December 31, 2002).

4. Includes  $55,333  compensation  (of which 100% was deferred under a deferred compensation  plan)  paid to Mrs.  Hamilton  for  serving  as a  trustee  by two open-end  investment  companies  (MassMutual  Institutional Funds and MML Series
Investment Fund) the investment adviser for which is the indirect parent company of the  Fund's  Manager.  The  Manager  also  serves as the  Sub-Advisor  to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.

5. Includes $47,000  compensation  paid to Mr. Marshall for serving as a trustee by two open-end  investment  companies  (MassMutual  Institutional Funds and MML
Series Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.  6. Mr.  Swain  retired as Trustee and as Chairman of all Board II Funds, effective  December 15, 2003. 7. Mr.  Armstrong was elected  Chairman of all the
Board II Funds,  effective  December 15, 2003.  Prior to that date,  he was Vice
Chairman.

* For purposes of this section only,  "Fund  Complex"  includes the  Oppenheimer funds,  MassMutual  Institutional  Funds  and  MML  Series  Investment  Fund  in
accordance  with the  instructions  for Form N-1A. The Manager does not consider
MassMutual  Institutional Funds and MML Series Investment Fund to be part of the
OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

8. The first sentence of the third paragraph under the section entitled "Classes of  Shares"  on page  61 is  deleted  in its  entirety  and  replaced  with  the following:

The Distributor  normally will not accept purchase orders of $250,000 or more of
Class B shares or $1 million or more of Class C shares from a single investor.

April 21, 2004                                         PX0280.014